S-K 1603, SPAC Sponsor; Conflicts of Interest	Jun. 29, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Meridian3 Partners Sponsor LLC	5,031,250 Class B Ordinary Shares (1) (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”) (2)	$25,000 (approximately $0.005 per share)

Meridian3 Partners Sponsor LLC	3,750,000 private placement warrants to be purchased simultaneously with the closing of this offering(2)	$3,750,000 ($1.00 per private placement warrant)

Meridian3 Partners Sponsor LLC

Up to $20,000 per month for each month between the first date on which our securities are listed on the Nasdaq and the date of completion of our initial business combination; provided, however, that any portion of such amount not necessary to cover our sponsor’s expenses for the corresponding month shall only become due if and when such initial business combination is completed

Office space, secretarial and administrative services provided to members of our management team

Meridian3 Partners Sponsor LLC	Repayment in cash	Up to $300,000 of loans made to us pursuant to the promissory note to cover offering related and organizational expenses

Meridian3 Partners Sponsor LLC, officers, directors, or their respective affiliates	Repayment in cash or in private placement warrants at a conversion price of $1.00 per warrant

Working capital loans to finance transaction costs in connection with an initial business combination. Up to $1,500,000 of such loans may be converted at the option of the lender into private placement warrants at a conversion price of $1.00 per warrant.

Meridian3 Partners Sponsor LLC, officers, directors, or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination

Meridian3 Partners Sponsor LLC, officers, directors, or their respective affiliates	Payment of consulting, success or finder’s fees in connection with completing an initial business combination

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions

SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]

We do not intend to take any action to ensure that members of our management team maintain their positions with us after the consummation of our initial business combination, although it is possible that some or all of our officers and directors may negotiate employment or consulting arrangements to remain with us after our initial business combination. The existence or terms of any such employment or consulting arrangements to retain their positions with us may influence our management’s motivation in identifying or selecting a target business but we do not believe that the ability of our management to remain with us after the consummation of our initial business combination will be a determining factor in our decision to proceed with any potential business combination. We are not party to any agreements with our officers and directors that provide for benefits upon termination of employment.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]

We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, our initial business combination, all or a portion of their public shares in connection with the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (net of permitted withdrawals), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriter. In connection with their receipt of founder shares and/or private placement warrants and their appointment as directors and/or officers, as applicable, our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they may hold in connection with the completion of our initial business combination for no additional consideration. The non-managing sponsor investors are not required to (i) hold any units, Class A ordinary shares or public warrants they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. The non-managing sponsor investors will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares underlying the units they may purchase in this offering as the rights afforded to our other public shareholders.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all public shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all public shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

Earlier to occur of (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property

Meridian3 Partners Sponsor LLC

Professor Dr Sir Ralf Speth KBE FREng FRS (Chairman of the Board)

F. Jeremey Mistry (CEO and Director)

Dr. Stefan Berger (CIO)

Jeffrey H. Foster (CFO)

Dr. Parmeet Grover (Senior Advisor)

David Bulley (Non-Independent Director)

Dr. John Llewellyn (Independent Director)

Steven G. Osgood (Independent Director)

Hideyuki Nakashima (Independent Director)

Steven Robert Armstrong (Independent Director)

Transfers permitted (a) to our and the underwriter’s officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates or the Underwriter and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (f) distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of Delaware or our sponsor’s limited liability company agreement      upon dissolution of our sponsor; (h) in the event of our liquidation prior to our consummation of our initial

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g), and (j), these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements

Private placement warrants and warrants that may be issued upon conversion of working capital loans (and underlying securities)	30 days after the completion of our initial business combination	Same as above, together with the underwriter	Same as above (other than clauses (f) and (g) with respect to the inclusion of the underwriter)

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual(1)	Entity	Entity’s Business	Affiliation

Professor Dr Sir Ralf Speth KBE FREng FRS	SCHMID Group N.V.	Mechanical Engineering and Technology	Director and Chairman of the Board

	TVS Motor Company	Automotive Manufacturing	Chief Mentor

	FEV Group	Vehicle Development Services	Member of the Supervisory Board

	University of Warwick	Public Research University	Professor

	Royal Academy of Engineering	National Academy of Engineering of the United Kingdom	Fellow

	Royal Society	National Academy of Sciences of the United Kingdom	Fellow

F. Jeremey Mistry	N/A	N/A	N/A

Dr. Stefan Berger	SCHMID Group N.V.	Mechanical Engineering and Technology	Director and Member of the Audit Committee

Jeffrey H. Foster	Georgetown University	Private Jesuit Research University	Adjunct Professor

	Cloud Capital	Private Equity / Data Centers	Senior Adviser, Investment Committee Member

	Northleaf Capital	Private Equity / Data Centers	Senior Advisor

Dr. Parmeet Grover	Boston Consulting Group	Management Consultancy	Senior Partner and Managing Director

	BCG Henderson Institute	Management Consulting Think Tank	Fellow

	Agnes Scott College	Private Women’s Liberal Arts College	Member of the Board of Trustees

	Georgia Advanced Technology Ventures	Non-Profit Organization	Member of the Board of Directors

	University System of Georgia	State University System	Member of the Advisory Board

David Bulley	Appleby	Law Firm	Partner

Dr. John Llewellyn	Independent Economics	Economic Consultancy	Co-Head of Macroeconomics and Financial Markets and Co-Head of the Expert Witness and Litigation Support Practice Areas

Individual(1)	Entity	Entity’s Business	Affiliation

	Llewellyn Consulting	Economic Consultancy	Principal

	Office for Budget Responsibility	Governmental Body of the United Kingdom	Member of the Advisory Panel

	National Institute for Economic and Social Research	Think-Tank / Independent Research Institute	Trustee of the Council

Steven G. Osgood	Square Foot Companies, LLC	Real Estate	Chief Executive Officer

	National Storage Affiliates Trust	Real Estate Investment Trust	Director

	Hannon Armstrong Sustainable Infrastructure Capital Inc.	Sustainable Finance	Director

Hideyuki Nakashima	Mitsubishi Electric Corporation	Electronics and Electrical Equipment Manufacturing	Deputy Senior General Manager

Steven Robert Armstrong	Cadence Insights Ltd	Management Consultancy	Managing Director

	The Morgan Motor Company Ltd	Automobile Manufacturing	Chair of the Board of Directors

	University of East London	Public University	Chair of the Board of Governors

	Granges AB	Aluminum Rolling and Recycling	Director
(1)	Each individual listed has a fiduciary duty or contractual obligation with respect to each of the listed entities opposite from his/her name.